Goodwill and Other Intangible Assets, net Goodwill and Other Intangible Assets, net - Schedule of Future Amortization Expense (Details) $ in Thousands	Mar. 31, 2019 USD ($)
Finite-Lived Intangible Assets [Line Items]
2020	$ 58,126
2021	51,174
2022	46,028
2023	41,968
2024	37,708
Thereafter	24,119
Capitalized software
Finite-Lived Intangible Assets [Line Items]
2020	17,845
2021	16,430
2022	15,867
2023	15,673
2024	15,421
Thereafter	10,629
Customer relationships
Finite-Lived Intangible Assets [Line Items]
2020	34,780
2021	29,243
2022	24,660
2023	20,794
2024	17,534
Thereafter	10,473
Trademarks and tradenames
Finite-Lived Intangible Assets [Line Items]
2020	5,501
2021	5,501
2022	5,501
2023	5,501
2024	4,753
Thereafter	$ 3,017